Note 10 - 2021 Registered Direct Offerings (Details Textual) - USD ($)				3 Months Ended	6 Months Ended
	Feb. 22, 2021	Feb. 17, 2021	Feb. 11, 2021	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Stock Issued During Period, Shares, New Issues		26,954			26,954
Warrants and Rights Outstanding, Term					5 years
Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			20,215		20,215	20,215
Warrants and Rights Outstanding, Term			5 years 6 months
Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,022		2,022	2,022
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 320.00
Warrants and Rights, Percent of Stock Oustanding Callable			7.50%
Series K and Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Exercised				0
The 2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues	26,954		26,954
Shares Issued, Price Per Share			$ 256.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 272.00
Proceeds from Issuance or Sale of Equity			$ 6,900,000
Payments of Stock Issuance Costs			700,000
The 2021 Registered Direct Offering [Member] | Non-accountable Expense Fee [Member]
Securities Purchase Agreement, Potential Fees			10,000
The 2021 Registered Direct Offering [Member] | Fees and Expenses of Legal Counsel and Other Out-of-pocket Expenses [Member]
Securities Purchase Agreement, Potential Fees			50,000
The 2021 Registered Direct Offering [Member] | Clearing Expenses [Member]
Securities Purchase Agreement, Potential Fees			$ 10,000
The 2021 Registered Direct Offering [Member] | Participating Investors [Member]
Securities Purchase Agreement, Cash Placement Fee			7.50%
The 2021 Registered Direct Offering [Member] | Certain Investors With Pre-existing Relationships [Member]
Securities Purchase Agreement, Cash Placement Fee			6.00%